PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 3,855	$ 1,377	$ 772
Accumulated depreciation		$ 20,513